NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

MassRoots, Inc. (“MassRoots” or the “Company”) has created a technology platform for the cannabis industry focused on enabling users to share their cannabis content, follow their favorite dispensaries, and stay connected with the legalization movement. The Company was incorporated in the State of Delaware on April 26, 2013.

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Our consolidated financial statements include the accounts of DDDigtal, Inc., Odava, Inc., and MassRoots Blockchain Technologies, Inc. All intercompany transactions were eliminated during consolidation.

Acquisitions

DDDigtal Inc.

On December 15, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Whaxy Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), DDDigtal Inc., a Colorado corporation (“DDDigtal”), Zachary Marburger, an individual acting solely in his capacity as stockholder representative of DDDigtal, and all of the stockholders of DDDigtal. Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into DDDigtal, whereby DDDigtal survived as a wholly-owned subsidiary of MassRoots (the “Merger”). The primary reason for this combination was the acquisition of DDDigtal’s menu management software, which has been integrated with MassRoots’ business portal to expand the services provided to our clients.

On January 25, 2017 (the “Effective Date”), the Merger became effective upon the filing of certificates of merger with the respective Secretary of State of the States of Delaware and Colorado, in such forms as required by, and executed in accordance with, the relevant provisions of the Delaware General Corporation Law and the Colorado Business Corporation Act.

Pursuant to the terms of the Merger Agreement, each share of DDDigtal’s common stock was exchanged such number of shares of the Company’s common stock (or a fraction thereof), based on an exchange ratio equal to approximately 5.273-for-1, such that 1 share of the Company’s common stock was issued for every 5.273 shares of DDDigtal’s common stock.

On the Effective Date, the Company issued an aggregate of 2,926,830 shares of the Company’s common stock on a pro rata basis to all stockholders of DDDigtal (the “Share Consideration”) in exchange for all of the outstanding shares of common stock of DDDigtal’s. In addition, on the Effective Date, each share of the common stock of Merger Subsidiary was exchanged for one share of common stock of DDDigtal, and all shares of DDDigtal common stock outstanding immediately prior to the Effective Date were automatically cancelled and retired. As of the Effective Date, DDDigtal continued as a surviving wholly-owned subsidiary of the Company, and the Merger Subsidiary ceased to exist.

Pursuant to the terms of the Merger Agreement, in December 2016, the Company paid each of Zachary Marburger and Micah Davidson $40,000 and $20,000, respectively, as repayment for outstanding debts owed by DDDigtal to such individuals.

As a condition to the closing of the Merger, the Company hired Zachary Marburger as its Vice President of Strategy, and engaged Micah Davidson as a Senior Software Engineer. As a condition of Mr. Marburger’s employment and pursuant to the terms of the Merger Agreement, the Company paid Mr. Marburger an additional $40,000 following the one-year anniversary of his employment with the Company.

A summary of consideration is as follows:

Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$2,983,360

During management’s annual review of these assets, it was determined that the fair-market value of DDDigtal’s menu management software was $1,253,000 based upon projected cash-flows and valuations of comparable software services. This value will be amortized over an expected three-year useful life. The remaining $1,714,772 in goodwill was impaired and written-off in December 2017.

Pro forma Results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of DDDigtal had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Twelve months ended December 31, 2017	Twelve months ended December 31, 2016
Total revenues	$319,242	$701,581
Net loss	(44,389,569)	(18,030,668)
Basic and diluted net loss per common share	$(0.46)	$(0.34)

Odava, Inc.

On July 5, 2017, the Company entered into an Agreement and Plan of Merger (the “July 2017 Merger Agreement”) with MassRoots Compliance Technology, Inc., a wholly-owned subsidiary of the Company (“MCT”), Odava, Inc., a Delaware corporation (“Odava”), and Scott Kveton, an individual acting solely in his capacity as a stockholder representative of Odava . Pursuant to the July 2017 Merger Agreement, the parties agreed to merge MCT with and into Odava, whereby Odava survived as a wholly-owned subsidiary of MassRoots (the “Odava Merger”). The primary reason for this combination was the acquisition of Whaxy’s point-of-sale software for dispensaries, which MassRoots planned to offer as an additional service to its clients.

On July 13, 2017 (the “Odava Merger Effective Date”), the Odava Merger became effective upon the filing of a certificate of merger with the Secretary of State of the State of Delaware, in the form as required by and executed in accordance with the relevant provisions of the Delaware General Corporation Law.\\

Pursuant to the terms of the July 2017 Merger Agreement, each share of Odava’s common stock was exchanged for such number of shares of MassRoots’ common stock (or a fraction thereof), based on an exchange ratio equal to approximately 4.069-for-1, such that one share of MassRoots’ common stock was issued for approximately every 4.069 shares of Odava’s common stock.

On the Odava Merger Effective Date, the Company issued an aggregate of 3,250,000 shares of common stock pro rata to all stockholders of Odava (the “Share Consideration”) in exchange for all of their shares of Odava’s common stock. In addition, on the Odava Merge Effective Date, shares of the common stock of MCT were converted into and exchanged for one share of common stock of Odava, and all shares of Odava common stock outstanding immediately prior to the Odava Merger Effective Date were automatically cancelled and retired. As of the Odava Merger Effective Datem Odava continued as a surviving wholly-owned subsidiary of Massroots, and MCT ceased to exist. In addition, the Company issued an aggregate of 2,600,000 shares of its common stock to the founders of Odava in connection with the Odava Merger. Furthermore, pursuant to the terms of the Odava Merger Agreement, the Company paid each of Scott Kveton and Steven Osborn $30,000 and $5,000, respectively, as repayment for outstanding debts owed by Odava to such individuals.

As a condition to the closing of the Odava Merger, the Company hired Scott Kveton as its new Director of Business Development, and Steven Osborn as its Principal Architect.

A summary of consideration is as follows:

Cash and costs incurred	$40,570
3,250,000 shares of the Company’s common stock	1,966,250
Total purchase price	$2,006,820

The following summarizes the current estimates of fair value of assets acquired and liabilities assumed:

Cash	$2,601
Goodwill	2,004,219
Assets acquired	$2,006,820

The above estimated fair value of the intangible assets is based on a preliminary purchase price allocation prepared by management. As this software has never been monetized and market conditions have changed significantly since the acquisition, the value of this of this asset is significantly impaired and we have written off the $2,006,820 in goodwill associated with Odava.

Pro forma results

The following tables set forth the unaudited pro forma results of the Company as if the acquisition of Odava had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies been combined as of the first day of the periods presented.

	Twelve months ended December 31, 2017	Twelve months ended December 31, 2016
Total revenues	$319,242	$701,581
Net loss	(44,405,275)	(18,243,978)
Basic and diluted net loss per common share	$(0.46)	$(0.34)

The Company accounts for acquisitions in accordance with the provisions of Accounting Standards Codification (“ASC”) 805 Business Combinations (“ASC 805”). The Company assigns to all identifiable assets acquired a portion of the cost of the acquired company equal to the estimated fair value of such assets at the date of acquisition. The Company records the excess of the cost of the acquired company over the sum of the amounts assigned to identifiable assets acquired as goodwill.

The Company recorded goodwill in the aggregate amount of $0 as a result of the acquisitions of DDDitgal and Odava during the year ended December 31, 2017.

The Company accounts for and reports acquired goodwill under ASC subtopic 350-10, Intangibles-Goodwill and Other (“ASC 350”). In accordance with ASC 350-10, at least annually, the Company tests its intangible assets for impairment or more often if events and circumstances warrant. Any write-downs will be included in results from operations. As this software has never been monetized and market conditions have changed significantly, the value of the Odava acquisition was deemed fully impaired and fully written-off as of December 31, 2017.